UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21605

          THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
               (Exact name of registrant as specified in charter)

                               25 DE FOREST AVENUE
                            SUMMIT, NEW JERSEY 07901
               (Address of principal executive offices) (Zip code)

                     JOHN H. KIM, DIRECTOR & SENIOR COUNSEL
                            DEUTSCHE ASSET MANAGEMENT
                                 345 PARK AVENUE
                            NEW YORK, NEW YORK 10154
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (908) 608-3160

                        Date of fiscal year end: MARCH 31

                  Date of reporting period: SEPTEMBER 30, 2005

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

          THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

                              FINANCIAL STATEMENTS

     For the Six Month Period from April 1, 2005 through September 30, 2005

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                              Financial Statements
                                   (unaudited)
     For the Six Month Period from April 1, 2005 through September 30, 2005

                                    CONTENTS

Statement of Assets, Liabilities and Members' Capital....................      1
Schedule of Investments..................................................    2-3
Statement of Operations..................................................      4
Statement of Changes in Members' Capital.................................      5
Statement of Cash Flows..................................................      6
Financial Highlights.....................................................      7
Notes to Financial Statements............................................   8-13
Directors and Officers Biographical Data.................................  14-18
Portfolio Proxy Voting Policies and Procedures; SEC Filings..............     19
Components of Market Value by Investment Strategy .......................     20

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

              Statement of Assets, Liabilities and Members' Capital
                                   (unaudited)
                               September 30, 2005

ASSETS
Investments in investment funds, at fair value (cost $58,415,217)      $  63,771,604
Cash and cash equivalents                                                    143,257
Receivable for investment funds sold                                       5,058,688
Investment funds paid in advance                                           3,500,000
Receivable from Domestic Feeder Fund                                          59,933
Prepaid expenses                                                              27,835
Other assets                                                                  44,010
                                                                       -------------
         TOTAL ASSETS                                                  $  72,605,327
                                                                       =============

LIABILITIES
Redemptions payable                                                    $   9,500,000
Management fees payable                                                      334,118
Professional fees payable                                                     77,325
Registration fees payable                                                     58,200
Investor services fees payable                                                 9,750
Administration fees payable                                                    9,394
Custodian fees payable                                                         3,444
Other fees payable                                                            49,030
                                                                       -------------
         TOTAL LIABILITIES                                                10,041,261
                                                                       -------------

MEMBERS' CAPITAL                                                          62,564,066
                                                                       -------------

TOTAL LIABILITIES AND MEMBERS' CAPITAL                                 $  72,605,327
                                                                       =============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                             Schedule of Investments
                                   (unaudited)
                               September 30, 2005

                                                                                                                         % OF
                                                                                                                        MEMBERS'
STRATEGY               INVESTMENT FUND                                         COST           FAIR VALUE   LIQUIDITY    CAPITAL
--------               ---------------                                         ----           ----------   ---------    -------
Event Driven           Avenue Asia Investments, L.P.                     $   1,000,000      $    1,040,631   Annually      1.7%
                       Avenue Europe Investments, L.P.                       1,382,924           1,510,848  Quarterly      2.4%
                       Gracie Capital L.P.                                   1,500,000           1,655,831   Annually      2.7%
                       Harbert Distressed Investment Fund, L.P.              1,750,000           1,961,381  Quarterly      3.1%
                       Marathon Special Opportunity Fund, L.P.               1,500,000           1,576,992   Annually      2.5%
                       Merced Partners, L.P.                                 1,550,000           1,771,593   Annually      2.8%
                       Perry Partners, L.P.                                  2,600,000           2,838,118   Annually      4.5%
                       Special K Capital II, L.P.                            1,750,000           1,547,764   Annually      2.5%
                       Strategic Value Restructuring Fund, L.P.                870,036           1,086,960   Annually      1.7%
                                                                       --------------------------------------------------------
Total Event Driven                                                          13,902,960          14,990,118                23.9%

Global Macro           Anglian Commodities U.S. Feeder
                             Fund, L.L.C.                                      900,000             880,977    Monthly      1.4%
                       Bridgewater Pure Alpha Trading Fund I                 1,250,000           1,382,783    Monthly      2.2%
                       Drawbridge Global Macro Fund, L.P.                    1,402,817           1,641,284  Quarterly      2.6%
                       FX Concepts Global Fund Master
                             Trust - Multi Strategy Series                     700,000             796,854    Monthly      1.3%
                       Graham Global Investment Fund Ltd.                      500,000             485,216    Monthly      0.8%
                       Vega Select Opportunities Fund Limited                1,450,000           1,366,643    Monthly      2.2%
                                                                       -----------------------------------              -------
Total Global Macro                                                           6,202,817           6,553,757                10.5%

Long/Short Equity      Amaranth Global Equities, L.L.C.                      1,200,000           1,433,044   Annually      2.3%
                       Artha Emerging Markets Fund, L.P.                     1,050,000           1,268,635  Quarterly      2.0%
                       Bonanza Partners LP                                     700,000             756,269  Quarterly      1.2%
                       Delta Fund Europe LP                                  1,700,000           2,061,908  Quarterly      3.3%
                       FrontPoint Value Discovery Fund, L.P.                 1,400,000           1,586,480  Quarterly      2.5%
                       Gandhara Fund L.P.                                    1,120,000           1,200,746  Quarterly      1.9%
                       Hard Assets Partners, L.P.                            1,200,000           1,406,546    Monthly      2.3%
                       Hayground Cove Institutional Partners,
                             L.P.                                            1,150,000           1,201,127  Quarterly      1.9%
                       Jana Partners Qualified, L.P.                         1,700,000           1,789,107  Quarterly      2.9%
                       Kinetics Partners, L.P.                               1,550,000           1,942,471  Quarterly      3.1%
                       MPC Pilgrim, L.P.                                     1,400,000           1,495,787    Monthly      2.4%
                       Miramar Capital Partners, L.P.                        1,250,000           1,159,869  Quarterly      1.9%
                       RX Healthcare Partners II, L.P.                       1,275,000           1,361,228  Quarterly      2.2%
                       Seligman Tech Spectrum Fund LLC                         500,000             508,924    Monthly      0.8%

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                                   (unaudited)
                               September 30, 2005

                            SR Global, L.P. Asia                         $   1,000,000      $    1,320,011   Monthly       2.1%
                            Stadia Consumer Fund (QP), L.P.                  1,275,000           1,264,054  Quarterly      2.0%
                            TCS Capital II, L.P.                             1,175,000           1,513,079  Annually       2.4%
                            Torrey Pines Fund, L.L.C.                        1,400,000           1,507,193  Quarterly      2.4%
                            Tracer Capital Partners QP, LP                   1,000,000           1,186,187  Quarterly      1.9%
                            UC Financials Fund Limited                       1,350,000           1,508,392   Monthly       2.4%
                                                                        ----------------------------------              -------
Total Long/Short Equity                                                     24,395,000          27,471,057                43.9%
                                                                        ----------------------------------              -------

Relative Value              Affinium Fund Ltd                                  500,000             501,444  Annually       0.8%
                            Amaranth Capital Partners, L.L.C.                2,150,000           2,489,832  Annually       4.0%
                            Aristeia Capital Partners, L.P.                  1,000,000           1,043,483  Quarterly      1.7%
                            Bogle World Fund, L.P.                           1,600,000           1,758,256  Quarterly      2.8%
                            Citadel Wellington Partners, L.L.C.              3,400,000           3,534,773  Quarterly      5.6%
                            Clinton Multistrategy Fund, L.L.C.               1,900,000           1,982,431   Monthly       3.2%
                            Ellington Overseas Partners, Ltd.                  700,000             751,455  Quarterly      1.2%
                            Julius Baer Diversified Fixed Income                                            Quarterly
                                 Hedge Fund                                  1,200,000           1,328,876                 2.1%
                            Marathon Global Convertible Fund L.P               750,000             743,166   Monthly       1.2%
                            Silverback Partners, L.P.                          714,440             622,956  Quarterly      1.0%
                                                                        ----------------------------------              -------
Total Relative Value                                                        13,914,440          14,756,672                23.6%
                                                                        ----------------------------------              -------

                        Total                                            $  58,415,217      $   63,771,604               101.9%
                                                                        ----------------------------------              -------

                        Liabilities in Excess of Other Assets                                   (1,207,538)               (1.9%)
                                                                                            --------------              -------

                        Members' Capital                                                    $   62,564,066               100.0%
                                                                                            ==============              =======

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                             Statement of Operations
                                   (unaudited)
     For the Six Month Period from April 1, 2005 through September 30, 2005

INVESTMENT INCOME
   Interest income                                                                     $    43,654
                                                                                       -----------
       Total income                                                                         43,654

EXPENSES
   Management fees                                                   $   336,034
   Professional fees                                                      94,126
   Administration fees                                                    38,600
   Investor services fees                                                 35,377
   Insurance                                                              26,992
   Board of Directors fees and expenses                                   26,653
   Registration                                                           26,900
   Custodian fees                                                          6,600
   Other expenses                                                            250
                                                                     -----------
       Total expenses                                                    591,532

   Management fees waived by Adviser                                      (1,916)
                                                                     -----------
       Total amounts waived by Adviser                                    (1,916)
          Net expenses                                                                    (589,616)
                                                                                       -----------

       NET INVESTMENT LOSS                                                                (545,962)
                                                                                       -----------

Gain from investment fund transactions
       Net realized gain from investment funds redeemed                  315,906
       Net unrealized appreciation on investment funds                 2,867,677
                                                                     -----------
       NET GAIN FROM INVESTMENT FUNDS TRANSACTIONS                                       3,183,583
                                                                                       -----------

       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS                        $ 2,637,621
                                                                                       ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                    Statement of Changes in Members' Capital

                                                                       FOR THE SIX
                                                                       MONTH PERIOD         PERIOD FROM
                                                                      APRIL 1, 2005       OCTOBER 1, 2004
                                                                         THROUGH           (COMMENCEMENT
                                                                      SEPTEMBER 30,       OF OPERATIONS)
                                                                           2005            THROUGH MARCH
                                                                       (UNAUDITED)           31, 2005
                                                                     --------------       --------------
FROM INVESTMENT ACTIVITIES
   Net investment loss                                               $     (545,962)      $     (377,657)
   Net realized gain/(loss) from sale of investment funds
         redeemed                                                           315,906             (107,093)
   Net change in unrealized appreciation on investments
         funds                                                            2,867,677            2,488,710
                                                                     --------------       --------------
       NET INCREASE IN MEMBERS' CAPITAL DERIVED FROM OPERATIONS           2,637,621            2,003,960

FROM MEMBERS' CAPITAL TRANSACTIONS
   Subscriptions                                                         22,825,915           53,213,878
   Redemptions                                                          (17,866,257)            (304,079)
   Distributions                                                            (46,972)                  --
                                                                     --------------       --------------

       NET CHANGE IN MEMBERS' CAPITAL FROM CAPITAL
             TRANSACTIONS                                                 4,912,686           52,909,799
                                                                     --------------       --------------

       NET CHANGE IN MEMBERS' CAPITAL                                     7,550,307           54,913,759

Members' capital at beginning of period                                  55,013,759              100,000
                                                                     --------------       --------------

Members' capital at end of period                                    $   62,564,066       $   55,013,759
                                                                     ==============       ==============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                             Statement of Cash Flows
                                   (unaudited)
     For the Six Month Period from April 1, 2005 through September 30, 2005

CASH FLOWS FROM OPERATING ACTIVITIES
   Net increase in Members' capital from operations                                      $  2,637,621
   Adjustments to reconcile net increase in Members' capital from operations to net cash used in operating activities:
       Purchases of investment funds                                                      (14,920,000)
       Sales of investment funds                                                            7,545,689
       Net realized gain from investment funds redeemed                                      (315,906)
       Net unrealized appreciation on investment funds                                     (2,867,677)
       Decrease  in investment funds paid in advance                                          750,000
       Increase in receivable for investment funds sold                                    (4,166,324)
       Increase in receivable from Domestic Feeder Fund                                       (59,933)
       Decrease in receivable from advisor                                                     37,973
       Decrease in prepaid expenses                                                            36,989
       Increase in other assets                                                               (39,805)
       Increase in management fees payable                                                    334,118
       Decrease in professional fees payable                                                 (107,495)
       Increase in registration fees payable                                                   19,400
       Decrease in administration fees payable                                                 (8,791)
       Increase in investor services fees payable                                               3,750
       Increase in custodian fees payable                                                       1,858
       Increase in other fees payable                                                          25,848
                                                                                         ------------

         NET CASH USED IN OPERATING ACTIVITIES                                            (11,092,685)
                                                                                         ------------

CASH FLOWS FROM FINANCING ACTIVITIES
   Subscriptions                                                                           19,054,748
   Redemptions                                                                             (8,366,257)
   Distributions                                                                              (46,972)
                                                                                         ------------

         NET CASH PROVIDED BY FINANCING ACTIVITIES                                         10,641,519
                                                                                         ------------

NET DECREASE IN CASH                                                                         (451,166)

Cash and cash equivalents at beginning of period                                              594,423
                                                                                         ------------

Cash and cash equivalents at end of period                                               $    143,257
                                                                                         ============

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

          The Topiary Master Fund for Benefit Plan Investors (BPI) LLC

                              Financial Highlights

                                                       FOR THE SIX MONTH
                                                             PERIOD              PERIOD FROM OCTOBER 1,
THE FOLLOWING REPRESENTS THE RATIOS TO AVERAGE        APRIL 1, 2005 THROUGH        2004 (COMMENCEMENT
NET ASSETS AND OTHER FINANCIAL HIGHLIGHTS              SEPTEMBER 30, 2005        OF OPERATIONS) THROUGH
INFORMATION FOR THE PERIOD:                                (UNAUDITED)               MARCH 31, 2005
                                                      ---------------------      ----------------------
    Ratios to average net assets:

        Net investment loss (a)(b)                              (1.62%)                       (1.67%)

        Net expenses (a)(b)(c)                                   1.75%                         1.75%

    Total return (d)                                             3.64%                         5.04%

    Portfolio turnover rate                                        12%                            3%

    Members' capital, end of period (thousands)            $   62,564                    $   55,014

(a)   Annualized for periods of less than one year.

(b) The Adviser waived $1,916 of fees for the six month period ended September 30, 2005. The net investment loss ratio would have been 0.01% greater and the total expenses ratio would have been 0.01% greater had these fees not been waived and reimbursed by the Adviser. The Adviser waived and reimbursed $265,284 of fees and expenses for the period ended March 31, 2005. The net investment loss ratio would have been 1.17% greater and the total expenses ratio would have been 1.17% greater on an annualized basis had these fees and expenses not been waived/reimbursed by the Adviser.

(c) Expense ratios for the underlying Investment funds are not included in the Fund's expense ratio.

(d)   Not annualized.

      The above ratios and total returns are calculated for all Members taken as a whole. An individual investor's return may vary from these returns based on the timing of capital contributions.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. ORGANIZATION

The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the "Fund") was organized as a Delaware limited liability company on July 16, 2004. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's interests (the "Interests") are registered under the Securities Act of 1933, as amended (the "1933 Act"), but are subject to substantial limits on transferability and resale.

The Fund's investment objective is to generate long-term capital appreciation through a diversified portfolio with volatility that is lower than that of the equity markets and returns that demonstrate little to no correlation with either equity or bond markets. The Fund acts as a "Master Fund" utilizing capital generated by investments by The Topiary Offshore Fund for Benefit Plan Investors
(BPI) LDC (the "Offshore Fund") and through direct investments by other Members. The Offshore Fund's capital is generated by investments by The Topiary Fund for Benefit Plan Investors (BPI) LLC (the "Onshore Fund"). At September 30, 2005, the investment by the Offshore Fund constitutes 86% of the investment capital of the Master Fund, and the Onshore Fund constitutes 100% of the investment capital of the Offshore Fund. The balance of the Fund's capital, approximately 14%, comprises a direct investment by DBAH Capital LLC, an affiliate of DB Investment Managers, Inc. The Fund will attempt to achieve its investment objective by investing in the securities of approximately 50 to 100 Investment funds to be managed pursuant to various alternatives or non-traditional investment strategies, which may be viewed as encompassing four broadly defined primary categories; Relative Value; Event Driven; Long/Short Equity; and Global Macro. The Fund commenced operations on October 1, 2004.

The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members (the "Members"). At least a majority of the Board are and will be persons who are not "interested persons" (as defined in the 1940 Act) with respect to the Fund.

DB Investment Managers, Inc. (the "Adviser") serves as the investment adviser of the Fund subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Pursuant to the Investment Management Agreement, the Adviser provides the Fund with ongoing investment guidance, policy direction, and monitoring of the Fund. The Adviser is an indirect wholly owned subsidiary of Deutsche Bank AG ("Deutsche Bank"), an international commercial and investment banking group, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended ("Advisers Act").

Generally, initial and additional applications for interests by eligible investors may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any applications for interests in the Fund. The Fund from time to time may offer to

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

1. ORGANIZATION (CONTINUED)

repurchase Interests. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion. On behalf of non-U.S. Members the Fund withholds and pays taxes on U.S. source income allocated from investment funds.

2. SIGNIFICANT ACCOUNTING POLICIES

A. PORTFOLIO VALUATION

The net asset value of the Fund is determined by or at the direction of the Adviser as of the last business day of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

The net asset value of the Fund equals the value of the Fund's assets less the Fund's liabilities, including accrued fees and expenses. The Fund's investments in the Investment funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Fund values its investments in Investment funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. As a general matter, the fair value of the Fund's interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund's interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Fund on a timely basis, the Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Fund values its portfolio. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

B. INCOME RECOGNITION AND SECURITY TRANSACTIONS

Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the investment fund.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FUND COSTS

The Fund bears all expenses incurred in its business other than those that the Adviser assumes. The expenses of the Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; due diligence, including travel and related expenses; expenses of meetings of the Board and Members; all costs with respect to communications to Members; and other types of expenses as may be approved from time to time by the Board.

D. INCOME TAXES

The Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Accordingly, no provision for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss. On behalf of the Fund's foreign members', the Fund withholds and pays taxes on U.S. source income and U.S. effectively connected income, if any, allocated from underlying investments to the extent such income is not exempted from withholdings under the Internal Revenue Code and Regulations there under. Such amounts are treated as withholding tax credits for federal income tax purposes. The actual amount of such taxes is not known until all K-1's from underlying funds are received, usually in the following tax year. Prior to the final determination, the amount of the tax is estimated based on information available. The final tax could be different from the estimated tax and the difference could be significant.

E. CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of monies on deposit at PFPC Trust Company. The Fund treats all financial instruments that mature within three months as cash equivalents.

F. USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER

The Adviser provides certain management and administration services to the Fund, including, among other things, providing office space and other support services. In consideration for such management services, the Fund pays the Adviser a monthly management fee (the "Management Fee") at an annual rate of 1.00% of the Fund's month end net assets, including assets attributable to the Adviser (or its affiliates) and before giving effect to any repurchases by the Fund. The Management Fee accrues monthly and is payable at the end of each quarter. Management fees for the six month period ended September 30, 2005 were $336,034, $334,118 of which was payable at September 30, 2005.

The Adviser has contractually agreed to a waiver of its fees and/or reimbursement of the Fund's expenses to the extent necessary so that the Fund's annualized expenses do not exceed 1.75% ("Expense Limitation Agreement") during the period through March 31, 2006. For the period, the Adviser waived management fees of $1,916 for the expenses the Fund accrued.

In accordance with the terms of the administration agreement ("Administration Agreement") and with the approval of the Fund's Board, PFPC, Inc. (an affiliate of PNC Bank, N.A.) ("PFPC") serves as the Fund's administrator pursuant to the administration agreement between PFPC and the Fund (Administration Agreement"). Under the Administration Agreement, PFPC provides administrative and accounting services to the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

The Fund has entered into an investor services agreement with PFPC, whereby PFPC provides investor services and transfer agency functions for the Fund. As compensation for services set forth herein that are rendered by PFPC during the term of this Agreement, the Fund pays PFPC a fee for services rendered.

The Adviser has also retained one of its affiliates, Investment Company Capital Corporation ("ICCC"), to provide sub-administration services pursuant to the Board services agreement. Under this agreement, ICCC, among other things: drafts Board agendas and resolutions; prepares Board materials; communicates with the Directors; and drafts Board-meeting minutes. For the services performed by ICCC pursuant to this Agreement, the Adviser compensates ICCC at no additional expense to the Fund.

Each Board member who is not an employee of the Adviser, or one of its affiliates, receives an annual retainer of $8,000 plus a fee for each meeting attended. The chairman of the audit committee also receives an additional annual fee of $1,000. These Board members are also reimbursed by the Fund for all reasonable out of pocket expenses.

PFPC Trust Company (also an affiliate of PNC Bank, N.A.) serves as custodian of the Fund's assets and provides custodial services to the Fund.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

3. MANAGEMENT FEE, RELATED PARTY TRANSACTIONS AND OTHER (CONTINUED)

Under the terms of an investor servicing agreement (the " Underwriting Agreement") between the Fund and Scudder Distributors, Inc. (the "Distributor"), the Distributor is authorized to retain brokers, dealers and certain financial advisers ("Investor Service Providers") to provide ongoing investor services and account maintenance services to Members that are their customers. The Distributor bears all of its expenses of providing distribution services as described under the Underwriting Agreement.

4. SECURITY TRANSACTIONS

As of September 30, 2005, the Fund had investments in Investment funds, none of which were related parties. Aggregate purchases of Investment funds amounted to $14,920,000 and aggregate sales of Investment funds amounted to $7,545,689 for the period ended September 30, 2005.

At September 30, 2005, the estimated cost of investments for Federal income tax purposes was $58,415,217. As of that date, net unrealized appreciation on investments was estimated to be $5,356,387, made up of gross unrealized appreciation on investments of $5,875,182 and gross unrealized depreciation on investments of $518,795.

5. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

In the normal course of business, the Investment funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Fund's risk of loss in these Investment funds is limited to the value of these investments reported by the Fund. The Fund itself does not invest in securities with off-balance sheet risk.

6. CONCENTRATION OF RISK

The Master Fund invests primarily in Investment funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, that may involve significant risks. These Investment funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment funds' net asset value.

Various risks are also associated with an investment in the Fund, including risks relating to the multi-manager structure of the Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

7. GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

In November 2002, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 45, GUARANTOR'S ACCOUNTING AND DISCLOSURE REQUIREMENTS FOR GUARANTEES, INCLUDING INDIRECT GUARANTEES OF INDEBTEDNESS OF OTHERS, AN INTERPRETATION OF FASB STATEMENTS NO. 5, 57, AND 107 AND RESCISSION OF FASB
INTERPRETATION NO. 34 ("FIN 45"). FIN 45 requires certain disclosure that was intended to improve the transparency of the financial statement information about a guarantor's obligations and liquidity risks related to guarantees issued. In the normal course of business, the Fund enters into contracts that contain a variety of warranties and representations that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund's management expects the risk of loss to be remote.

8. SUBSEQUENT EVENT

In October, 2005, the Fund effected subscriptions from Members of $5,401,325 of which none were received prior to October 1, 2005.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED)

The business of the Fund is managed under the direction of the Board. Subject to the provisions of the Operating Agreement and Delaware law, the Directors have all powers necessary and convenient to carry out the responsibility. The Directors and Officers of the Fund, their addresses, their ages and descriptions of their principal occupations during the past five years are listed below.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                             NUMBER OF
                                                                                            PORTFOLIOS
                                                      TERM OF                                 IN FUND
                                       POSITION(S)  OFFICE(i) &    PRINCIPAL OCCUPATION(S)     COMPLEX               OTHER
                                        HELD WITH    LENGTH OF         DURING THE PAST       OVERSEEN BY         DIRECTORSHIPS
        NAME, ADDRESS AND AGE             FUND      TIME SERVED           5 YEARS             DIRECTOR          HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------------

Nolan T. Altman (ii)                    Director    Since         President, NTA                3        Director, State
c/o DB Hedge Strategies Fund LLC                    inception     Consulting (financial                  University of New York at
25 DeForest Ave.                                                  services consulting)                   Albany  Foundation (1998
Summit, NJ  07901-2154                                            (2001 to present).                     to present); Director,
(9/18/55)                                                         Formerly, Chief                        Phinity Offshore Fund,
                                                                  Financial Officer,                     Ltd., Tiger Asia Overseas
                                                                  Tiger Management                       Fund, Ltd. Off-shore
                                                                  (Investment adviser                    Fund; Tiger Technology
                                                                  to hedge funds) (1993                  Fund Ltd.,  TS I Offshore
                                                                  to 2001).                              Limited (2004 to present).
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(i) Each Director serves for the duration of the Fund, or until his death, resignation, termination, removal or retirement.

(ii) Since March 2003, Messrs. Altman and Citron have served as members of the Conflicts Advisory Board of certain private investment funds managed by DBIM or its affiliates. This Conflicts Advisory Board meets on an intermittent basis to evaluate whether specific transactions involving the private investment funds raise conflicts of interest with DBIM, its affiliates, or accounts managed by DBIM or its affiliates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS
                                                      TERM OF                                       IN FUND
                                     POSITION(S)    OFFICE(i) &      PRINCIPAL OCCUPATION(S)        COMPLEX           OTHER
                                      HELD WITH      LENGTH OF           DURING THE PAST          OVERSEEN BY     DIRECTORSHIPS
        NAME, ADDRESS AND AGE           FUND        TIME SERVED             5 YEARS                DIRECTOR      HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Louis S. Citron (ii)                   Director     Since         General Counsel, New                  3             None
c/o DB Hedge Strategies Fund LLC                    Inception     Enterprise Associates (venture
25 DeForest Ave.                                                  capital firm) (2001 to
Summit, NJ  07901-2154                                            present).  Formerly, General
(1/31/65)                                                         Counsel and Sr. Vice
                                                                  President, the ING mutual
                                                                  funds (1998 to 2000); Vice
                                                                  President, ING Mutual Funds
                                                                  Management Co. LLC (registered
                                                                  investment adviser) (1998 to
                                                                  2000); Vice President, ING
                                                                  Funds Distributors, Inc.
                                                                  (principal underwriter for the
                                                                  ING mutual funds) (1998 to
                                                                  2000); Vice President, ING
                                                                  Funds Services Co. LLC
                                                                  (administrator to the ING
                                                                  mutual funds) (1998 to 2000).
------------------------------------------------------------------------------------------------------------------------------------

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                NUMBER OF
                                                                                                PORTFOLIOS
                                                      TERM OF                                    IN FUND
                                     POSITION(S)    OFFICE(i) &      PRINCIPAL OCCUPATION(S)     COMPLEX            OTHER
                                      HELD WITH      LENGTH OF           DURING THE PAST        OVERSEEN BY     DIRECTORSHIPS
        NAME, ADDRESS AND AGE           FUND        TIME SERVED             5 YEARS              DIRECTOR      HELD BY DIRECTOR
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT DIRECTORS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
Edward T. Tokar                       Director      Since        Sr. Managing Director               3        Director, Gabelli
c/o DB Hedge Strategies Fund LLC                    Inception    of Investments, Beacon                       Dividend & Income
25 DeForest Ave.                                                 Trust Co. (2004 to                           Trust (2003 to
Summit, NJ  07901-2154                                           present); Chief                              present); Trustee,
(6/12/47)                                                        Executive Officer,                           Levco Series Trust
                                                                 Allied Capital Mgmt.                         Mutual Funds    (2
                                                                 LLC (registered                              portfolios) (2001 to
                                                                 investment adviser -                         present); Director,
                                                                 wholly owned subsidiary                      Allied Capital
                                                                 of Honeywell) (1998 to                       Manage-ment LLC (1998
                                                                 2004); and Vice                              to 2004).  Formerly,
                                                                 President -                                  Trustee, Scudder MG
                                                                 Investments, Honeywell                       Investment Trust
                                                                 International, Inc.                          (formerly Morgan
                                                                 (advanced technology                         Grenfell Investment
                                                                 and manufacturer) (1977                      Trust (11 portfolios)
                                                                 to 2004).                                    (1994 to 2002).
------------------------------------------------------------------------------------------------------------------------------------

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

OFFICERS

---------------------------------------------------------------------------------------------------------------------
        NAME, ADDRESS AND AGE          POSITIONS HELD WITH FUND           PRINCIPAL OCCUPATION(S) DURING THE
                                                                                     LAST 5 YEARS
---------------------------------------------------------------------------------------------------------------------
Julian F. Sluyters(iii)              Chief Executive Officer     President (as of May 24, 2005) and Chief Executive
345 Park Ave.                                                    Officer (as of June 18, 2004); Managing Director,
New York, NY  10154                                              Deutsche Asset Management (May 2004 to present);
(7/14/60)                                                        President and Chief Executive Officer, UBS Fund
                                                                 Services (2001 to 2003); Chief Administrative
                                                                 Officer (1998 to 2001) and Sr. Vice President and
                                                                 Director of Mutual Fund Operations (1991 to 1998),
                                                                 UBS Global Asset Management.
---------------------------------------------------------------------------------------------------------------------

Pamela Kiernan                       President                   Chief Operating Officer, DB Absolute Return
DB Absolute Return Strategies                                    Strategies (2005 to present).  Formerly, Chief
280 Park Avenue, 9Th Floor                                       Operating Officer - Americas, DB Advisors LLC
New York, NY 10017                                               (2004); Chief Operations Officer - America, Deutsche
(9/16/68)                                                        Bank Global Equities (2002 to 2004); Business
                                                                 Management - Trading, Deutsche Bank Global Equities
                                                                 (1997 to 2002).
---------------------------------------------------------------------------------------------------------------------

Marielena Glassman                   Treasurer, Principal        Chief Administration Officer, DB Absolute Return
Deutsche Asset Management            Financial & Accounting      Strategies (2002 to present).  Formerly Global Head
25 DeForest Ave., 2nd Floor          Officer                     of Business Management, Deutsche Asset Management
Summit, NJ  07901-2154                                           (1990 to 2002): Co-Head of Global Portfolio
(06/06/63)                                                       Management product, Bankers Trust Private Banking
                                                                 (1996-1999).
---------------------------------------------------------------------------------------------------------------------

Carole Coleman(iii)                  Secretary                   Vice President and Secretary; Director, Deutsche
Deutsche Asset Management                                        Asset Management (since 2005);  Associate General
345 Park Avenue, 16th Floor                                      Counsel, Fred Alger & Company (2002-2005);
New York, NY 10154                                               Associate Attorney,  Charpie & Associates
(08/23/69)                                                       (1995-2002).
---------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
DIRECTORS AND OFFICERS BIOGRAPHICAL DATA (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Daniel O. Hirsch(iii)               Assistant         Consultant. Formerly, Managing Director, Deutsche
Deutsche Asset Management           Secretary         Asset Management (asset management division of
1 South St.                                           Deutsche Bank) (2002 to 2005); Director, Deutsche
Baltimore, MD 21202-3298                              Asset Management (1999 to 2002); Principal, BT Alex.
(3/27/54)                                             Brown Inc. (now Deutsche Bank Securities Inc.) (1998
                                                      -1999); Assistant General Counsel, U.S. Securities and
                                                      Exchange Commission (1993 to 1998); Director, Deutsche
                                                      Global Funds Ltd. (2002 to 2004).
-------------------------------------------------------------------------------------------------------------

John H. Kim                         Assistant         Director and Senior Counsel, Deutsche Asset Management
Deutsche Asset Management           Secretary         (asset management division of Deutsche Bank) (2001 to
345 Park Avenue                                       present); Sr. Associate, Wilkie Farr & Gallagher (law
New York, NY 10154                                    firm) (1995  to 2001).
(1/9/71)
-------------------------------------------------------------------------------------------------------------

Anthony Conte                       Assistant         Head of Alternative Assets Compliance (06/2005 to
Deutsche Asset Management           Treasurer         present); Head of Compliance, DB Absolute Return
345 Park Avenue                                       Strategies (2003 to present); Head of Business Risk,
New York, NY 10154                                    DB Absolute Return Strategies (2001 to 2003); Head of
(3/28/69)                                             Asset Management Compliance, CIBC World Markets Corp.
                                                      (1999 to 2001).
-------------------------------------------------------------------------------------------------------------

Neil Novembre                       Assistant         Head of Fund Accounting, DB Absolute Return Strategies
Deutsche Asset Management           Treasurer         (2002 to present).  Formerly, Assurance/Business
25 DeForest Ave., 2nd Floor                           Advisory Services, PricewaterhouseCoopers, New York
Summit, NJ 07901-2154                                 (2000-2002); Rothstein, Kass & Company, New Jersey
(06/18/73)                                            (hedge fund administrator) (1996-2000).
-------------------------------------------------------------------------------------------------------------

Joshua Kestler                      Vice President    Head of Product Structuring, DB Absolute Return
Deutsche Asset Management                             Strategies (2004 to present); Associate, Schulte Roth
25 DeForest Ave., 2nd Floor                           & Zabel LLP (law firm) (2001-2004); Law Clerk, Hon.
Summit, NJ 07901-2154                                 James H. Coleman, New Jersey Supreme Court (2000-2001).
(04/27/75)
-------------------------------------------------------------------------------------------------------------

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative for a free prospectus or SAI.

--------------------------------------------------------------------------------

(iii) All Officers also serve in similar capacities as Officers for other funds advised by the Investment Manager or its affiliates.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; SEC FILINGS (UNAUDITED)
--------------------------------------------------------------------------------

The Fund invests substantially all of its assets in the securities of Investment funds, which are privately placed investment vehicles, typically referred to as "hedge funds." These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. However, to the extent the Fund receives notices or proxies from Investment funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Fund has delegated proxy voting responsibilities to the Adviser. The Adviser has adopted its own Proxy Voting Policies and Procedures ("Policies"). The Policies address, among other things, conflicts of interest that may arise between the interests of the Fund, and the interests of the Adviser and its affiliates, including the Fund's principal underwriter.

A description of the Adviser's Policies is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-262-0695, and (ii) on the SEC's website at WWW.SEC.GOV.

In addition, the Fund is required to file new Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The funds Form N-PX is available (i) without charge, upon request, by calling the Fund toll free at 1-888-262-0695 and (ii) on the SEC's website at WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at WWW.SEC.GOV. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC
COMPONENTS OF NET ASSETS BY INVESTMENT STRATEGY (UNAUDITED)
--------------------------------------------------------------------------------

               COMPONENTS OF MARKET VALUE BY INVESTMENT STRATEGY

 [THE FOLLOWING TABLE WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL.]

EVENT DRIVEN                     23.5%
GLOBAL MACRO                     10.3%
LONG/ SHORT EQUITY               43.1%
RELATIVE VALUE                   23.1%


                                       20
          THE TOPIARY MASTER FUND FOR BENEFIT PLAN INVESTORS (BPI) LLC

                        ADDENDUM TO FINANCIAL STATEMENTS
     For the Six Month Period from April 1, 2005 through September 30, 2005

BOARD REVIEW OF THE CURRENT INVESTMENT MANAGEMENT AGREEMENT

      The Board of Directors of the Fund (the "Board") presently consists of three directors, all of whom are independent, or non-interested, directors (the "Independent Directors"). The Board considers matters relating to the investment management agreement (the "Investment Management Agreement") between DB Investment Managers, Inc. ("DBIM") and The Topiary Master Fund for Benefit Plan Investors (BPI) LLC (the fund in which the Fund invests) throughout the year. On an annual basis, the Board specifically considers whether to approve the continuance of the Investment Management Agreement for an additional one-year period. In considering the approval of the Investment Management Agreement, the Board considers the terms of such agreement and the incentive compensation payable to DBIM under the Fund's operating agreement.

      At a meeting held on September 9, 2005 (the "September 9 Meeting"), the Board, comprised of the Independent Directors, unanimously approved the continuance of the Investment Management Agreement.

      At the September 9 Meeting, the Board reviewed, among other information, a memorandum from outside counsel outlining factors to be considered in evaluating investment management and underwriting arrangements, written and oral reports and compilations from DBIM, including comparative data as to investment performance, advisory fees and other expenses of peer funds, and expense comparisons of the Fund over a number of time periods. The Board also reviewed an Investment Management Group Review, which detailed the current and future business plans of DBIM and its affiliate DB ARS, and a memorandum from DBIM detailing the possible incidental benefits to DBIM resulting from the Investment Management Agreement. In addition, the Board took into account information provided at previous meetings and other knowledge about DBIM the Board had accumulated over the years.

      In approving the continuance of the Investment Management Agreement, the Board of Directors considered the following factors, among others:

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board examined the nature, extent and quality of the investment management services provided and to be provided to the Fund by DBIM and its affiliates. The Board considered the terms of the Investment Management Agreement and the experience and qualifications of DBIM and its personnel. The Board also considered DBIM's attention to compliance matters and the absence of material regulatory issues relating to the Fund. Further, the Board considered DBIM's past organizational changes and turnover in its personnel, the overall commitment of DBIM to the Fund, and the general financial condition, resources and reputation of DBIM and its parent. The Board was generally satisfied with the nature, extent and quality of the investment management services provided to the Fund.

      INVESTMENT PERFORMANCE. The Board considered performance information provided by DBIM over a number of time periods. DBIM also provided the Directors with comparative performance information of peer funds that they had requested. The Board also reviewed the ways in which the investment strategies employed by DBIM contributed to the Fund's investment performance. After considering all factors deemed appropriate, the Board concluded that the Fund's performance supported the continuance of the Investment Management Agreement.

      COSTS OF SERVICES. The Board examined the expenses paid by the Fund, together with the expense information concerning other similar funds. The Board also noted that DBIM had provided a 1.75% cap on the annual operating expenses of the Fund (exclusive of any incentive fee payments). Based on this information, the Board concluded that the investment management fee and expense ratio of the Fund were generally competitive.

      PROFITS REALIZED BY DBIM. DBIM advised the Board that its investment advisory arrangement with the Fund was not profitable at the current time, due primarily to the current size of the Fund and the agreement to cap operating expenses provided by DBIM as described above. Pursuant to the agreement to limit operating expenses, the entire advisory fee of $227,311 for the year ended March 31, 2005 was reimbursed by DBIM. Pursuant to the operating agreement, the Fund paid to DBIM an incentive allocation of $57,188 for the year ended March 31, 2005. The Board reviewed this information and concluded that any profit expected to be earned by DBIM from the Investment Management Agreement under the current circumstances was limited, which warranted the continuance of these advisory arrangements.

      ECONOMIES OF SCALE. The Board considered the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors. The Fund had net assets of approximately $69 million at August 31, 2005 and the Board did not identify any economies of scale realized by DBIM at this asset level. The Board and DBIM agreed that the issue would be reviewed in the future to the extent that the Fund's assets increase.

      OTHER BENEFITS TO DBIM. The Board recognized that DBIM might realize others benefits from its relationship with the Fund, including receipt of fees by affiliates performing services for the Fund. These other potential benefits did not, however, affect the Board's decision to approve of the continuance of the Investment Management Agreement.

      Based on an evaluation of all factors deemed relevant, including the factors described above, the Board concluded that the Agreement should be continued through September 30, 2006.


                                                                               2
ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not yet applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a)(1) Not applicable.

      (a)(2)  Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

      (a)(3)  Not applicable.

      (b)     Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) The Topiary Master Fund for Benefit Plan Investors (BPI) LLC
            --------------------------------------------------------------------


By (Signature and Title)*  /s/ Julian Sluyters
                         -------------------------------------------------------
                           Julian Sluyters, Chief Executive Officer
                           (principal executive officer)

Date                       December 7, 2005
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Julian Sluyters
                         -------------------------------------------------------
                           Julian Sluyters, Chief Executive Officer
                           (principal executive officer)

Date                       December 7, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Marie Glassman
                         -------------------------------------------------------
                           Marie Glassman, Treasurer, Principal Financial Officer and Accounting Officer
                           (principal financial officer)

Date                       December 7, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.